UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                September 30, 1999
                                                                ----------------

Check here if Amendment  [  ] ;  Amendment Number:_________
       This Amendment  (Check only one.):   [  ]  is a restatement.
                                            [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Sound Shore Management, Inc.
Address:              P.O. Box 1810
                      8 Sound Shore Drive, Suite 180
                      Greenwich, CT  06836

Form 13F File Number:          028-02101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Shanna S. Sullivan
Title:                Vice President
Phone:                (203) 629-1980

Signature, Place, and Date of Signing:

   /s/Shanna Sullivan                Greenwich, CT             November 19, 1999
 -----------------------           -----------------           -----------------
      (Signature)                    (City, State)                  (Date)

Report Type (Check only one.):

   [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                            -----------

Form 13F Information Table Entry Total:                         51
                                                            -----------

Form 13F Information Table Value Total:                     $3,487,884
                                                            -----------
                                                            (thousands)


List of Other Included Managers:

                                      NONE


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                                    Form 13F
                Reporting Manager: Sound Shore Management, Inc.,
              8 Sound Shore Drive, Suite 180, Greenwich, CT 06836

                                                                         9/30/99

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           Item 1               Item 2     Item 3    Item 4     Item 5            Item 6        Item 7             Item 8
       Name of Issuer           Title      Cusip    Mkt. Value  Shares    Investment Discretion  Mgrs.        Voting Authority
                                  of       Number    x $1000               Sole  Shared Other            Sole     Shared     None
                                Class                                      (A)    (B)    (C)             (A)        (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------

AT&T Corporation              COMMON     001957109     74,724   1,717,800   X                          1,564,300    39,000   114,500
Allstate Corporation          COMMON     020002101     83,042   3,330,000   X                          2,969,000    76,500   284,500
Ambac Financial Group, Inc.   COMMON     023139108     71,811   1,515,800   X                          1,358,500    33,000   124,300
American Home Products        COMMON     026609107     66,989   1,614,200   X                          1,441,200    34,000   139,000
American Standard Cos., Inc.  COMMON     029712106    104,840   2,714,300   X                          2,418,300    70,500   225,500
AutoNation, Inc.              COMMON     05329W102     82,435   6,594,800   X                          5,882,300   147,000   565,500
Azurix Corporation            COMMON     05501M104        172      10,000   X                             10,000         0         0
BCE, Inc.                     COMMON     05534B109        399       8,000   X                                  0         0     8,000
BMC Software                  COMMON     055921100    160,314   2,240,200   X                          2,002,200    49,500   188,500
Bank One Corporation          COMMON     06423A103     69,417   1,994,013   X                          1,836,748    25,000   132,265
Borg-Warner Automotive, Inc.  COMMON     099724106     43,791   1,018,400   X                            955,500         0    62,900
Brunswick Corporation         COMMON     117043109     22,305     896,700   X                            784,200    24,400    88,100
CenturyTel, Inc.              COMMON     156700106     72,162   1,776,300   X                          1,620,800    30,500   125,000
CIGNA Corporation             COMMON     125509109     49,636     638,400   X                            570,900    14,000    53,500
CK Witco Corporation          COMMON     12562C108     61,704   4,148,200   X                          3,656,200   106,000   386,000
CitiGroup, Inc.               COMMON     172967101      2,345      53,290   X                             29,250              24,040
Citizen's Utilities Co.       COMMON     177342201    126,374  11,171,200   X                          9,825,700   248,500 1,097,000
Dana Corporation              COMMON     235811106        414      11,151   X                                  0         0    11,151
Delta Air, Inc.               COMMON     247361108    100,967   2,081,800   X                          1,860,300    46,000   175,500
Eaton Corporation             COMMON     278058102      1,036      12,000   X                             12,000         0         0
Engelhard Corporation         COMMON     292845104     58,593   3,210,600   X                          2,791,600    84,000   335,000
Enron Corp.                   COMMON     293561106     94,641   2,304,800   X                          2,061,300    51,500   192,000
Fannie Mae                    COMMON     313586109    162,862   2,598,000   X                          2,305,800    56,000   236,200
Ford Motor Company            COMMON     345370100    107,470   2,138,700   X                          1,912,200    46,000   180,500
Hasbro Inc.                   COMMON     418056107     96,080   4,468,850   X                          3,965,600   101,000   402,250
Illinova Corporation          COMMON     452317100     96,541   3,440,200   X                          3,074,200    69,000   297,000
Intl. Business Machines       COMMON     459200101    130,335   1,077,148   X                            957,000    26,000    94,148
International Game Technology COMMON     459902102        180      10,000   X                                  0         0    10,000
Kaufman & Broad Home Corp.    COMMON     486168107     84,701   4,106,700   X                          3,621,900    98,000   386,800
Kimberly-Clark Company        COMMON     494368103    110,068   2,086,600   X                          1,865,600    46,000   175,000
Loews Corporation             COMMON     540424108     91,054   1,297,300   X                          1,172,100    29,000    96,200
MBIA Inc.                     COMMON     55262C100     91,101   1,953,900   X                          1,732,900    51,500   169,500
Magna International Inc.      COMMON     559222401    108,806   2,189,800   X                          1,963,300    53,500   173,000
Mallinckrodt Inc.             COMMON     561232109    112,331   3,721,100   X                          3,327,100    73,000   321,000
Merck & Co., Inc.             COMMON     589331107        933      14,400   X                                  0         0    14,400
MidAmerican Energy Holding    COMMON     59562V107    135,361   4,588,500   X                          4,080,500   108,500   399,500
Minnesota Mining & Mfg.       COMMON     604059105     97,532   1,015,300   X                            903,800    22,000    89,500
Office Depot, Inc.            COMMON     676220106     71,481   6,807,700   X                          6,082,700   148,000   577,000
Parametric Technology Corp.   COMMON     699173100     58,189   4,310,300   X                          3,838,800    93,000   378,500
Philip Morris Co.s, Inc.      COMMON     718154107      1,303      38,100   X                                  0         0    38,100
Polaris Industries, Inc.      COMMON     731068102     14,058     406,000   X                            376,000         0    30,000
Presidential Life Corporation COMMON     740884101        171      10,000   X                                  0         0    10,000
Providian Financial Corp.     COMMON     74406A102        634       8,000   X                              8,000         0         0
Republic New York Corp.       COMMON     760719104        378       6,150   X                                  0         0     6,150
TJX Companies, Inc.           COMMON     872540109        842      30,000   X                                  0         0    30,000
Telephone & Data Systems, Inc.COMMON     879433100     83,901     944,700   X                            832,200    23,500    89,000
Texas Instruments, Inc.       COMMON     882508104    106,777   1,298,200   X                          1,169,400    29,000    99,800
Texas Utilities Company       COMMON     882848104     83,065   2,226,200   X                          1,967,700    53,500   205,000
Tricon Global Restaurants     COMMON     895953107    108,931   2,660,900   X                          2,371,900    60,500   228,500
UST, Inc.                     COMMON     902911106    108,476   3,593,400   X                          3,250,400    80,500   262,500
Weatherford International     COMMON     947074100     76,214   2,381,700   X                          2,111,200    57,500   213,000



 Totals:                        51                3,487,884

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